Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
7.
Inventories
2025 2024
Uranium
Concentrate $ 601,911 $ 651,901
Broken ore 58,341 27,892
660,252 679,793
Fuel services 181,379 145,241
Other 2,358 1,829
Total $ 843,989 $ 826,863
Cameco expensed $ 2,100,230,000
of inventory as cost of sales during 2025 (2024 - $
2,049,675,000 ).